Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 350,218,694	$ 350,280,000
Public Warrants [Member] | Level 1 [Member]
Liabilities:
Warrant Liability	44,800,000
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liability	$ 21,326,510